Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,025	$ 8,268
Short-term deposits	6,512
Other receivable and prepaid expenses	1,745	1,057
Short-term investment	271	75
Total current assets	9,553	9,400
NON-CURRENT ASSETS:
Operating lease right of use assets	77	73
Property, plant and equipment, net	50	50
Total long-term assets	127	123
Total assets	9,680	9,523
CURRENT LIABILITIES:
Trade payables	1,005	561
Current maturity of operating lease liability	43	43
Deferred revenues	1,002	334
Other accounts payable	309	331
Total current liabilities	2,359	1,269
NON-CURRENT LIABILITIES:
Long - term operating lease liability	25	24
Deferred revenues	3,341	2,156
Total long-term liabilities	3,366	2,180
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized: 5,000,000,000 and 1,000,000,000 shares at June 30, 2021 and December 31, 2020, respectively; Issued and outstanding: 515,746,293 shares as of June 30, 2021; 463,769,463 shares as of December 31, 2020	37,008	33,036
Additional paid-in capital	96,386	97,380
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(130,566)	(125,469)
Total equity	3,955	6,074
Total liabilities and shareholders’ equity	$ 9,680	$ 9,523